Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 10, 2014
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Nov. 10, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 10, 2014
Prospectus Date	rr_ProspectusDate	Oct. 28, 2014
Ginkgo Multi-Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return from income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 13 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 304% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	304.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks long-term capital appreciation by investing in the U.S. equity market. It seeks to limit losses through its risk management strategy.

Investment Philosophy

The Fund's adviser seeks to create a dynamic portfolio based on quantitative technical analysis, proprietary research and risk management techniques. The Fund's security selection philosophy will be focused on a combination of diversification, relatively low expenses, transparency and performance to evaluate traditional securities and exchange-traded funds ("ETFs") and mutual funds. The adviser seeks to invest in securities in various market segments that it believes are more attractive on a relative basis. These securities could be more attractive based on momentum, value, growth opportunities, dividends or other circumstances applicable to the valuation of that security. The Fund may have significant exposure to a trend-following discipline designed to systematically adjust the portfolio as market conditions change. This discipline seeks to invest in those securities whose current price trend is rising, while eliminating exposure to those securities whose current price trend is falling, in part to reduce expected downside volatility risk. Additionally, the adviser may focus attention on buying securities that the adviser believes appear to be significantly undervalued. At times the Fund may also have an allocation to securities that the adviser believes will provide the Fund with a relatively high dividend or interest yield.

Investment Strategies

The Fund's adviser selects securities that it believes will provide capital appreciation, income or both using a variety of investment philosophies and strategies. Many of these investment philosophies are based on strategies that the adviser is already managing through investments outside of the Fund. The Fund benefits from the opportunity to use any of these investment strategies in any portion of the Fund's allocation as is deemed appropriate by the Fund's adviser. The investment philosophies and strategies, which the adviser also describes as a "portfolio," include:

• Momentum Strategy: The Monday Portfolio employs a proprietary quantitative trading strategy that targets equities that have been outperforming the equity markets in recent months.

• Value Strategy: The Tuesday Portfolio has a specific focus for buying undervalued securities, with the objective of achieving high growth.

• Dividend Strategy: The Equity Income Portfolio focuses on the value investing philosophy, in addition to companies that have a solid history of paying dividends.

• Moderate ETF Strategy: The Moderate ETF Portfolio utilizes quantitative research to dynamically rotate into and out of the best performing broad-based exchange-traded funds ("ETFs").

• Growth ETF Strategy: The Growth ETF Portfolio utilizes quantitative research to dynamically rotate into and out of a large variety of ETFs. These ETFs may invest in specific industries and sectors, countries, types of commodities and precious metals, currencies and fixed income.

• Mutual Fund Strategy: The Ultimate Portfolio is a quantitative rotational investment strategy that allocates to the highest quality mutual funds from the adviser's designed database of mutual funds.

• Fixed Income Strategy: Individual bond purchases allow the adviser to handpick some fixed income securities which, in their opinion, have the highest yields with solid risk/return ratios.

The adviser believes that these philosophies and strategies have the flexibility to provide exposure to the best market segments, while managing downside volatility risk through the allocation of Fund assets to fixed income securities, cash and alternative asset securities. The Fund defines alternative asset securities as ETFs and mutual funds pursuing strategies that are linked to, or deriving their value from commodities, foreign currencies or employing specialized strategies including those linked to stock market volatility. The Fund's portfolio will have a combination of securities selected using any or all of these philosophies and strategies. The allocation to each type of philosophy, strategy or security will vary significantly based on market conditions at that time. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio of securities to achieve the Fund's investment objective.

Investment Securities:

The Fund seeks to achieve its investment objective by investing, directly or through ETFs and mutual funds, primarily in a combination of:

• equity securities,

• fixed income securities,

• cash securities, and

• alternative asset securities.

The Fund invests, directly or through ETFs and mutual funds, without restriction as to issuer capitalization, country, credit quality, or a security's currency or maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through mutual funds and ETFs.

• Commodity Risk: Investing in the commodities markets through commodity-linked mutual funds or ETFs will subject the Fund to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in securities. ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Investment Risk: Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• High-Yield Bond Risk: Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

• Management Risk: The adviser's dependence on its investment philosophies and strategies and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the security markets may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for the full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index, and a supplemental index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.Ginkgofunds.com or by calling 1-855-BUY-GNKO.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-BUY-GNKO
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.Ginkgofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Shares Performance Bar Chart Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter Ended:	12/31/13	8.34%
Worst Quarter Ended:	6/30/12	(2.23)%
		The total return for Investor Class shares from January 1, 2014 to September 30, 2014 was 1.91%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Investor Class shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Ended
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Ended
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.23%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index does not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

The Dow Jones Moderate Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 60% equities and 40% fixed income. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

The Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses

Ginkgo Multi-Strategy Fund | Dow Jones Moderate Portfolio Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.45%
Since Inception	rr_AverageAnnualReturnSinceInception	11.68%
Ginkgo Multi-Strategy Fund | Citigroup 1-Month U.S. Treasury Bill Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.04%
Ginkgo Multi-Strategy Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GNKAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.02%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	768
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,172
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,788
Ginkgo Multi-Strategy Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GNKCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,954
Ginkgo Multi-Strategy Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GNKIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,348
Annual Return 2012	rr_AnnualReturn2012	7.38%
Annual Return 2013	rr_AnnualReturn2013	16.10%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	16.10%
Since Inception	rr_AverageAnnualReturnSinceInception	9.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2011
Ginkgo Multi-Strategy Fund | Investor Class Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.25%
Since Inception	rr_AverageAnnualReturnSinceInception	8.24%
Ginkgo Multi-Strategy Fund | Investor Class Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.35%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.